Annual Fund Operating Expenses - Infrastructure Capital Nasdaq Option Income ETF - Infrastructure Capital Nasdaq Option Income ETF Class	May 08, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[2]
Expenses (as a percentage of Assets)	0.82%

[1]	The management fee is structured as a “unified fee.” Infrastructure Capital Advisors LLC (the “Adviser”) has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company of 1940, as amended (the “1940 Act”), and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).
[2]	“Other Expenses” are estimated for the Fund’s current fiscal year and include interest charges on borrowings, dividends and other expenses on securities sold short, which are Excluded Expenses.